Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of Loss Attributable to Ordinary Shareholders

	SIX MONTHS ENDED JUNE 30,
Loss attributable to shareholders:	2021		2022
	BASIC	DILUTED	BASIC	DILUTED
Loss attributable to equity holders of the parent	$(196,282)	$(196,282)	$(203,707)	$(203,707)
Loss attributable to shareholders	(196,282)	(196,282)	(203,707)	(203,707)

Weighted-average number of shares:
	BASIC	DILUTED	BASIC	DILUTED
Issued shares at January 1	132,204,201	132,204,201	252,804,218	252,804,218
Effect of shares issued	—	—	1,141,056	1,141,056
Weighted-average number of shares	132,204,201	132,204,201	253,945,274	253,945,274

Loss per share:
	BASIC	DILUTED	BASIC	DILUTED
Loss per share	$(1.48)	$(1.48)	$(0.80)	$(0.80)

Schedule of Computation of Diluted Net loss Per Share Attributable to Ordinary Shareholders and Common Shareholders	The Company excluded the following potential A Ordinary shares and common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders and common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	SIX MONTHS ENDED JUNE 30,
	2021	2022
Convertible preferred shares (as converted to A Ordinary shares)	75,253,881	—
Convertible preferred shares (as converted to common shares)	12,543,492	—
Options to purchase A Ordinary shares	90,723,163	79,181,915
Options to purchase common shares	—	14,349,147
Convertible Debt (as converted to common shares)	27,390,667	—
Warrants to purchase A Ordinary shares	5,430,781	5,373,170
Warrants to purchase common shares	6,342,403	7,828,251

	217,684,387	106,732,483